Leases (Details) - Schedule of Operating Lease - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
The components of lease expense were as follows:
Operating leases expenses	$ 522	$ 517
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	520	478
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$ 145	$ 91